Condensed Consolidated Statements of Operations and Deficit - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Revenue (Note 21)		$ 232,928	$ 358,226	$ 353,189
Operating expenses
Selling, marketing and administration (Note 20)	2,697,199	2,074,704	7,773,022	6,904,621
Research and development (Note 20)	2,449,800	2,361,991	7,505,863	7,227,372
Operating expenses	5,146,999	4,436,695	15,278,885	14,131,993
Operating loss before the following	(5,146,999)	(4,203,767)	(14,920,659)	(13,778,804)
Interest expense (Note 8)	(34,890)	(11,707)	(56,635)	(38,128)
Other income, including interest	45,448	57,429	180,943	119,728
Gain on the contribution of intellectual property to joint venture (Note 5)	527,857	496,115	527,857	496,115
Share of loss in joint venture (Note 5)	(527,857)	(379,368)	(527,857)	(1,555,650)
Net loss	(5,136,441)	(4,041,298)	(14,796,351)	(14,756,739)
Deficit, beginning of period	(203,683,570)	(183,702,411)	(194,023,660)	(172,986,970)
Deficit, end of period	$ (208,820,011)	$ (187,743,709)	$ (208,820,011)	$ (187,743,709)
Basic loss per share	$ (0.13)	$ (0.11)	$ (0.37)	$ (0.40)
Diluted loss per share	$ (0.13)	$ (0.11)	$ (0.37)	$ (0.40)